Other Investments - Schedule of Investment (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Assets [Line Items]
Total other investments	$ 3,683	$ 5,662
Fair Value through Other Comprehensive Income (FVOCI) and amortised cost [Member]
Disclosure Of Financial Assets [Line Items]
Investment in equity and other securities	3,683	5,662
Total other investments	$ 3,683	$ 5,662